Financial instruments: valuation - Level 3 Sensitivities of Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of assets
Assets	£ 202,880	£ 280,855
Trading securities [Member]
Fair value of assets
Assets	24,955	29,215
Derivatives [Member]
Fair value of assets
Assets	106,139	166,523
Other loans
Fair value of assets
Assets	566	353
Securities
Fair value of assets
Assets	37,017	44,989
Level 3
Fair value of assets
Assets	2,052	1,723
Sensitivity favourable	100	140
Sensitivity unfavourable	(110)	(110)
Level 3 | Loans
Fair value of assets
Assets	721	225
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)
Level 3 | Trading securities [Member]
Fair value of assets
Assets	21	81
Level 3 | Derivatives [Member]
Fair value of assets
Assets	917	1,082
Sensitivity favourable	60	80
Sensitivity unfavourable	(70)	(80)
Level 3 | Other loans
Fair value of assets
Assets	207	168
Sensitivity favourable	10	20
Sensitivity unfavourable	(10)	(10)
Level 3 | Securities
Fair value of assets
Assets	186	167
Sensitivity favourable	20	30
Sensitivity unfavourable	(20)	(20)
Recurring | Level 3
Fair value of assets
Assets	£ 2,052	£ 1,723	£ 2,554